Income taxes - Income tax expense - Other deductible temporary differences (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 5,447,240	$ 5,448,243
Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	5,138,234	5,448,243
Financing costs | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,538,633	494,698
Financing costs | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	1,538,633	494,698
Intangible assets | Federal
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	3,908,608	4,953,545
Intangible assets | Provincial
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax losses carried forward	$ 3,599,602	$ 4,953,545